Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000011342 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[1],[2],[3]
C000011342 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1],[2]
C000011342 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[1],[2]
C000011342 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[1],[2]
C000011342 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1],[2]
C000011342 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1],[2]
C000011342 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
C000011342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1],[4]
C000011342 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1],[4]
C000011342 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1],[4],[5]
C000011342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[1],[4]
C000011342 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[1],[4]
C000011342 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1],[4]
C000011342 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1],[4]
C000011342 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1],[4]
C000011342 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1],[4]
C000011342 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1],[4]
C000011342 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[4]
C000038983 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[6],[7],[8]
C000038983 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[6],[7]
C000038983 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[6],[7]
C000038983 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[6],[7]
C000038983 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6],[7]
C000038983 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6],[7]
C000038983 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6],[7]
C000038983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[6],[9]
C000038983 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[6],[9]
C000038983 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[6],[9],[10]
C000038983 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[6],[9]
C000038983 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[6],[9]
C000038983 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[6],[9]
C000038983 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[6],[9]
C000038983 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[6],[9]
C000038983 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6],[9]
C000038983 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6],[9]
C000038983 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[6],[9]
C000011339 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[11],[12],[13]
C000011339 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[11],[12]
C000011339 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[11],[12]
C000011339 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[11],[12]
C000011339 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11],[12]
C000011339 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[11],[12]
C000011339 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11],[12]
C000011339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[11],[14]
C000011339 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[11],[14]
C000011339 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[11],[14],[15]
C000011339 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[11],[14]
C000011339 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[11],[14]
C000011339 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[11],[14]
C000011339 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[11],[14]
C000011339 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[11],[14]
C000011339 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[11],[14]
C000011339 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[11],[14]
C000011339 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11],[14]
C000038984 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[16],[17],[18]
C000038984 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[16],[17]
C000038984 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[16],[17]
C000038984 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[16],[17]
C000038984 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[16],[17]
C000038984 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[16],[17]
C000038984 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[16],[17]
C000038984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[16],[19]
C000038984 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[16],[19]
C000038984 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[16],[19],[20]
C000038984 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[16],[19]
C000038984 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[16],[19]
C000038984 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[16],[19]
C000038984 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[16],[19]
C000038984 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[16],[19]
C000038984 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[16],[19]
C000038984 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[16],[19]
C000038984 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[16],[19]
C000199785 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[21],[22],[23]
C000199785 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[21],[22]
C000199785 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[21],[22]
C000199785 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[21],[22]
C000199785 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[21],[22]
C000199785 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[21],[22]
C000199785 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[21],[22]
C000199785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[21],[24]
C000199785 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[21],[24]
C000199785 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[21],[24],[25]
C000199785 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[21],[24]
C000199785 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[21],[24]
C000199785 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[21],[24]
C000199785 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[21],[24]
C000199785 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[21],[24]
C000199785 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[21],[24]
C000199785 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[21],[24]
C000199785 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[21],[24]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Ten largest sectors are presented. Additional sectors are found in Other.
[6]	Excludes short-term securities.
[7]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[9]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[10]	Ten largest sectors are presented. Additional sectors are found in Other.
[11]	Excludes short-term securities.
[12]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[13]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Ten largest sectors are presented. Additional sectors are found in Other.
[16]	Excludes short-term securities.
[17]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[18]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[19]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[20]	Ten largest sectors are presented. Additional sectors are found in Other.
[21]	Excludes short-term securities.
[22]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[24]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[25]	Ten largest sectors are presented. Additional sectors are found in Other.